PORTFOLIO OF INVESTMENTS – as of April 30, 2021 (Unaudited)

Natixis Sustainable Future 2050 Fund

Shares	Description	Value (†)
Common Stocks – 58.5% of Net Assets
	Aerospace & Defense – 1.0%
24	Axon Enterprise, Inc.(a)	$3,639
163	Boeing Co. (The)(a)	38,192
64	General Dynamics Corp.	12,175
5	L3Harris Technologies, Inc.	1,046
32	Moog, Inc., Class A	2,770
80	Raytheon Technologies Corp.	6,659

		64,481

	Air Freight & Logistics – 0.6%
263	Expeditors International of Washington, Inc.	28,893
44	United Parcel Service, Inc., Class B	8,970

		37,863

	Airlines – 0.2%
15	Alaska Air Group, Inc.(a)	1,037
81	Delta Air Lines, Inc.(a)	3,800
344	JetBlue Airways Corp.(a)	7,004

		11,841

	Auto Components – 0.2%
10	Aptiv PLC(a)	1,439
17	BorgWarner, Inc.	826
232	Dana, Inc.	5,870
29	Visteon Corp.(a)	3,532

		11,667

	Automobiles – 0.4%
395	General Motors Co.(a)	22,602
33	Thor Industries, Inc.	4,672

		27,274

	Banks – 3.2%
90	Ameris Bancorp	4,868
161	BancorpSouth Bank	4,764
807	Bank of America Corp.	32,708
399	Citigroup, Inc.	28,425
132	Citizens Financial Group, Inc.	6,109
10	Comerica, Inc.	752
78	Cullen/Frost Bankers, Inc.	9,365
59	Fifth Third Bancorp	2,392
281	Fulton Financial Corp.	4,791
67	Huntington Bancshares, Inc.	1,026
143	International Bancshares Corp.	6,777
191	KeyCorp	4,156
36	M&T Bank Corp.	5,677
230	People’s United Financial, Inc.	4,170
87	PNC Financial Services Group, Inc. (The)	16,265
224	Regions Financial Corp.	4,883

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
130	TCF Financial Corp.	$5,917
69	Texas Capital Bancshares, Inc.(a)	4,735
249	Truist Financial Corp.	14,768
221	Trustmark Corp.	7,163
109	U.S. Bancorp	6,469
134	Webster Financial Corp.	7,090
404	Wells Fargo & Co.	18,200
59	Wintrust Financial Corp.	4,549

		206,019

	Beverages – 1.6%
208	Coca-Cola Co. (The)	11,228
86	Constellation Brands, Inc., Class A	20,667
653	Keurig Dr Pepper, Inc.	23,410
415	Monster Beverage Corp.(a)	40,276
76	PepsiCo, Inc.	10,956

		106,537

	Biotechnology – 1.2%
45	AbbVie, Inc.	5,017
49	Amgen, Inc.	11,742
14	Biogen, Inc.(a)	3,743
110	BioMarin Pharmaceutical, Inc.(a)	8,571
36	Gilead Sciences, Inc.	2,285
20	Ligand Pharmaceuticals, Inc.(a)	2,918
86	Regeneron Pharmaceuticals, Inc.(a)	41,392

		75,668

	Building Products – 0.3%
27	Carrier Global Corp.	1,177
33	Johnson Controls International PLC	2,057
24	Lennox International, Inc.	8,048
69	Owens Corning	6,680
43	Trex Co., Inc.(a)	4,644

		22,606

	Capital Markets – 3.9%
13	Ameriprise Financial, Inc.	3,359
658	Bank of New York Mellon Corp. (The)	32,821
10	BlackRock, Inc.	8,193
401	Charles Schwab Corp. (The)	28,230
18	CME Group, Inc.	3,636
59	FactSet Research Systems, Inc.	19,837
68	Franklin Resources, Inc.	2,040
64	Goldman Sachs Group, Inc. (The)	22,301
34	Intercontinental Exchange, Inc.	4,002
19	Invesco Ltd.	513
116	Janus Henderson Group PLC	3,989
189	KKR & Co., Inc.	10,694
29	Moody’s Corp.	9,475
25	Morgan Stanley	2,064

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
33	MSCI, Inc.	$16,030
124	Northern Trust Corp.	14,111
40	S&P Global, Inc.	15,616
230	SEI Investments Co.	14,131
423	State Street Corp.	35,511
7	T. Rowe Price Group, Inc.	1,254
27	Virtus Investment Partners, Inc.	7,384

		255,191

	Chemicals – 0.7%
10	Air Products & Chemicals, Inc.	2,885
28	DuPont de Nemours, Inc.	2,159
11	Ecolab, Inc.	2,465
63	HB Fuller Co.	4,210
45	Innospec, Inc.	4,384
54	Linde PLC	15,435
53	Minerals Technologies, Inc.	4,141
10	PPG Industries, Inc.	1,712
9	Sherwin-Williams Co. (The)	2,465
31	Stepan Co.	4,051

		43,907

	Commercial Services & Supplies – 0.3%
56	Healthcare Services Group, Inc.	1,677
33	MSA Safety, Inc.	5,305
7	Republic Services, Inc.	744
47	Tetra Tech, Inc.	5,999
17	Waste Management, Inc.	2,345

		16,070

	Communications Equipment – 0.6%
36	Arista Networks, Inc.(a)	11,346
73	Ciena Corp.(a)	3,684
440	Cisco Systems, Inc.	22,401
7	F5 Networks, Inc.(a)	1,307
40	Lumentum Holdings, Inc.(a)	3,402

		42,140

	Construction & Engineering – 0.2%
144	AECOM(a)	9,566

	Consumer Finance – 1.6%
775	Ally Financial, Inc.	39,874
166	American Express Co.	25,456
240	Capital One Financial Corp.	35,779
37	Green Dot Corp., Class A(a)	1,693
35	PROG Holdings, Inc.	1,783

		104,585

	Containers & Packaging – 0.2%
61	Ball Corp.	5,712

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – continued
50	International Paper Co.	$2,900
213	O-I Glass, Inc.(a)	3,512

		12,124

	Distributors – 0.1%
40	Genuine Parts Co.	4,999

	Diversified Telecommunication Services – 0.3%
178	AT&T, Inc.	5,591
1,044	Lumen Technologies, Inc.	13,395

		18,986

	Electric Utilities – 0.7%
128	American Electric Power Co., Inc.	11,355
186	Edison International	11,058
34	Eversource Energy	2,931
43	IDACORP, Inc.	4,407
177	NextEra Energy, Inc.	13,719
38	PPL Corp.	1,107

		44,577

	Electrical Equipment – 0.5%
16	Acuity Brands, Inc.	2,969
322	Ballard Power Systems, Inc.(a)	7,042
42	Eaton Corp. PLC	6,003
29	Hubbell, Inc.	5,568
28	Rockwell Automation, Inc.	7,399
44	Sunrun, Inc.(a)	2,156

		31,137

	Electronic Equipment, Instruments & Components – 0.8%
16	Amphenol Corp., Class A	1,077
76	Avnet, Inc.	3,338
82	Cognex Corp.	7,062
17	Coherent, Inc.(a)	4,420
37	Corning, Inc.	1,636
117	Itron, Inc.(a)	10,523
17	Littelfuse, Inc.	4,509
14	Rogers Corp.(a)	2,742
118	TE Connectivity Ltd.	15,867
146	Vishay Intertechnology, Inc.	3,587

		54,761

	Energy Equipment & Services – 0.4%
610	Archrock, Inc.	5,698
104	Baker Hughes Co.	2,088
83	NOV, Inc.(a)	1,241
621	Schlumberger NV	16,798

		25,825

	Entertainment – 1.3%
36	Activision Blizzard, Inc.	3,283

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – continued
64	Cinemark Holdings, Inc.(a)	$1,357
61	Electronic Arts, Inc.	8,667
40	Netflix, Inc.(a)	20,539
277	Walt Disney Co. (The)(a)	51,527

		85,373

	Food & Staples Retailing – 0.2%
59	BJ’s Wholesale Club Holdings, Inc.(a)	2,636
4	Costco Wholesale Corp.	1,488
76	Kroger Co. (The)	2,777
196	SpartanNash Co.	3,797
13	Sysco Corp.	1,101
65	Walgreens Boots Alliance, Inc.	3,451

		15,250

	Food Products – 0.4%
72	Campbell Soup Co.	3,438
25	Conagra Brands, Inc.	927
77	Darling Ingredients, Inc.(a)	5,348
54	General Mills, Inc.	3,286
79	Hain Celestial Group, Inc. (The)(a)	3,240
73	Hormel Foods Corp.	3,373
40	Ingredion, Inc.	3,736
16	J.M. Smucker Co. (The)	2,096
26	Kellogg Co.	1,623
13	McCormick & Co., Inc.	1,175

		28,242

	Gas Utilities – 0.2%
80	New Jersey Resources Corp.	3,356
49	ONE Gas, Inc.	3,943
88	South Jersey Industries, Inc.	2,178
103	UGI Corp.	4,502

		13,979

	Health Care Equipment & Supplies – 1.0%
46	Abbott Laboratories	5,524
10	Baxter International, Inc.	857
7	Becton Dickinson & Co.	1,742
37	Boston Scientific Corp.(a)	1,613
8	Cooper Cos., Inc. (The)	3,287
17	Danaher Corp.	4,317
15	DENTSPLY SIRONA, Inc.	1,013
45	Edwards Lifesciences Corp.(a)	4,298
42	Globus Medical, Inc., Class A(a)	3,014
21	Haemonetics Corp.(a)	1,412
43	Hill-Rom Holdings, Inc.	4,739
23	Hologic, Inc.(a)	1,508
15	Intuitive Surgical, Inc.(a)	12,975
37	Medtronic PLC	4,844
99	Meridian Bioscience, Inc.(a)	1,938

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
31	Merit Medical Systems, Inc.(a)	$1,972
23	Penumbra, Inc.(a)	7,038
11	Quidel Corp.(a)	1,153
7	STERIS PLC	1,477
10	Stryker Corp.	2,626

		67,347

	Health Care Providers & Services – 2.1%
15	Amedisys, Inc.(a)	4,048
22	Anthem, Inc.	8,347
136	Centene Corp.(a)	8,397
11	Chemed Corp.	5,243
29	Cigna Corp.	7,221
178	CVS Health Corp.	13,599
38	Encompass Health Corp.	3,225
143	HCA Healthcare, Inc.	28,752
32	Henry Schein, Inc.(a)	2,320
59	Humana, Inc.	26,269
23	Laboratory Corp. of America Holdings(a)	6,115
167	MEDNAX, Inc.(a)	4,395
72	Patterson Cos., Inc.	2,314
37	Quest Diagnostics, Inc.	4,879
25	UnitedHealth Group, Inc.	9,970

		135,094

	Health Care Technology – 0.3%
154	Allscripts Healthcare Solutions, Inc.(a)	2,396
205	Cerner Corp.	15,386

		17,782

	Hotels, Restaurants & Leisure – 2.2%
11	Booking Holdings, Inc.(a)	27,127
3	Chipotle Mexican Grill, Inc.(a)	4,476
37	Dine Brands Global, Inc.(a)	3,576
10	Expedia Group, Inc.(a)	1,762
149	Hilton Worldwide Holdings, Inc.(a)	19,176
49	Jack in the Box, Inc.	5,912
501	MGM Resorts International	20,401
15	Royal Caribbean Cruises Ltd.(a)	1,304
56	Shake Shack, Inc., Class A(a)	6,090
237	Starbucks Corp.	27,134
150	Wendy’s Co. (The)	3,386
233	Yum China Holdings, Inc.	14,661
79	Yum! Brands, Inc.	9,442

		144,447

	Household Durables – 0.4%
129	KB Home	6,222
99	Meritage Homes Corp.(a)	10,533
14	Mohawk Industries, Inc.(a)	2,877

Shares	Description	Value (†)
Common Stocks – continued
	Household Durables – continued
174	Taylor Morrison Home Corp.(a)	$5,430

		25,062

	Household Products – 0.5%
8	Clorox Co. (The)	1,460
209	Colgate-Palmolive Co.	16,866
114	Kimberly-Clark Corp.	15,199

		33,525

	Independent Power & Renewable Electricity Producers – 0.4%
85	AES Corp. (The)	2,365
100	Boralex, Inc., Class A	3,306
154	NextEra Energy Partners LP	11,481
61	Ormat Technologies, Inc.	4,416
102	Sunnova Energy International, Inc.(a)	3,602

		25,170

	Industrial Conglomerates – 0.4%
23	Carlisle Cos., Inc.	4,408
1,387	General Electric Co.	18,198
8	Honeywell International, Inc.	1,784

		24,390

	Insurance – 1.8%
25	Aflac, Inc.	1,343
38	Allstate Corp. (The)	4,818
418	American International Group, Inc.	20,252
70	Chubb Ltd.	12,011
70	First American Financial Corp.	4,515
26	Hanover Insurance Group, Inc. (The)	3,596
123	Hartford Financial Services Group, Inc. (The)	8,113
14	Lincoln National Corp.	898
45	Marsh & McLennan Cos., Inc.	6,107
264	MetLife, Inc.	16,798
65	Prudential Financial, Inc.	6,524
204	Reinsurance Group of America, Inc.	26,628
32	Travelers Cos., Inc. (The)	4,949

		116,552

	Interactive Media & Services – 3.1%
24	Alphabet, Inc., Class A(a)	56,484
26	Alphabet, Inc., Class C(a)	62,663
251	Facebook, Inc., Class A(a)	81,595

		200,742

	Internet & Direct Marketing Retail – 2.2%
175	Alibaba Group Holding Ltd., Sponsored ADR(a)	40,416
19	Amazon.com, Inc.(a)	65,881
529	eBay, Inc.	29,513
6	Etsy, Inc.(a)	1,193

Shares	Description	Value (†)
Common Stocks – continued
	Internet & Direct Marketing Retail – continued
571	Qurate Retail, Inc., Class A	$6,795

		143,798

	IT Services – 3.2%
53	Accenture PLC, Class A	15,368
99	Akamai Technologies, Inc.(a)	10,761
133	Automatic Data Processing, Inc.	24,870
52	Cognizant Technology Solutions Corp., Class A	4,181
549	DXC Technology Co.(a)	18,068
152	Fiserv, Inc.(a)	18,258
96	Gartner, Inc.(a)	18,804
80	MasterCard, Inc., Class A	30,565
28	Paychex, Inc.	2,730
15	VeriSign, Inc.(a)	3,281
248	Visa, Inc., Class A	57,923
22	WEX, Inc.(a)	4,515

		209,324

	Leisure Products – 0.0%
94	Callaway Golf Co.	2,721

	Life Sciences Tools & Services – 0.8%
23	Agilent Technologies, Inc.	3,074
16	Bio-Techne Corp.	6,840
54	Illumina, Inc.(a)	21,213
90	NeoGenomics, Inc.(a)	4,409
40	Repligen Corp.(a)	8,468
11	Thermo Fisher Scientific, Inc.	5,173
7	Waters Corp.(a)	2,099

		51,276

	Machinery – 2.4%
55	AGCO Corp.	8,026
151	Caterpillar, Inc.	34,445
30	Chart Industries, Inc.(a)	4,819
56	Cummins, Inc.	14,114
147	Deere & Co.	54,515
14	Illinois Tool Works, Inc.	3,226
69	ITT, Inc.	6,507
92	Kennametal, Inc.	3,695
57	Oshkosh Corp.	7,092
17	Parker-Hannifin Corp.	5,335
15	Proto Labs, Inc.(a)	1,681
67	Terex Corp.	3,148
63	Toro Co. (The)	7,220

		153,823

	Media – 1.4%
4	Cable One, Inc.	7,160
39	Charter Communications, Inc., Class A(a)	26,264
678	Comcast Corp., Class A	38,070

Shares	Description	Value (†)
Common Stocks – continued
	Media – continued
99	Discovery, Inc., Series A(a)	$3,728
24	Discovery, Inc., Series C(a)	775
68	Fox Corp., Class A	2,545
45	Interpublic Group of Cos., Inc. (The)	1,429
78	New York Times Co. (The), Class A	3,542
56	News Corp., Class A	1,467
81	Omnicom Group, Inc.	6,663

		91,643

	Metals & Mining – 0.3%
214	Cleveland-Cliffs, Inc.(a)	3,822
123	Commercial Metals Co.	3,594
13	Nucor Corp.	1,070
56	Reliance Steel & Aluminum Co.	8,977
34	Royal Gold, Inc.	3,803

		21,266

	Multi-Utilities – 0.3%
76	Consolidated Edison, Inc.	5,883
31	DTE Energy Co.	4,341
31	Sempra Energy	4,265
19	WEC Energy Group, Inc.	1,846

		16,335

	Multiline Retail – 0.2%
330	Macy’s, Inc.(a)	5,471
42	Target Corp.	8,705

		14,176

	Oil, Gas & Consumable Fuels – 1.3%
826	APA Corp.	16,520
159	ConocoPhillips	8,131
82	Devon Energy Corp.	1,917
149	Diamondback Energy, Inc.	12,178
352	EOG Resources, Inc.	25,921
124	EQT Corp.(a)	2,368
181	Kinder Morgan, Inc.	3,086
405	Marathon Oil Corp.	4,560
75	ONEOK, Inc.	3,926
378	Southwestern Energy Co.(a)	1,614
54	Valero Energy Corp.	3,994
65	World Fuel Services Corp.	2,011

		86,226

	Paper & Forest Products – 0.1%
95	Louisiana-Pacific Corp.	6,259

	Personal Products – 0.0%
3	Estee Lauder Cos., Inc. (The), Class A	941

	Pharmaceuticals – 1.3%
65	Bristol-Myers Squibb Co.	4,057

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – continued
23	Eli Lilly & Co.	$4,204
31	Jazz Pharmaceuticals PLC(a)	5,096
209	Merck & Co., Inc.	15,571
277	Novartis AG, Sponsored ADR	23,612
99	Novo Nordisk A/S, Sponsored ADR	7,321
37	Perrigo Co. PLC	1,540
151	Pfizer, Inc.	5,836
449	Roche Holding AG, Sponsored ADR	18,279
8	Zoetis, Inc.	1,384

		86,900

	Professional Services – 0.3%
57	Exponent, Inc.	5,491
9	IHS Markit Ltd.	968
21	Insperity, Inc.	1,838
56	Korn Ferry	3,802
33	ManpowerGroup, Inc.	3,990
31	Nielsen Holdings PLC	795

		16,884

	Real Estate Management & Development – 0.2%
114	CBRE Group, Inc., Class A(a)	9,713
29	Jones Lang LaSalle, Inc.(a)	5,449

		15,162

	REITs - Apartments – 0.2%
105	American Campus Communities, Inc.	4,747
71	Camden Property Trust	8,554
33	Equity Residential	2,450

		15,751

	REITs - Diversified – 0.3%
42	American Tower Corp.	10,700
8	Crown Castle International Corp.	1,513
51	CyrusOne, Inc.	3,714
66	Weyerhaeuser Co.	2,559

		18,486

	REITs - Health Care – 0.0%
31	Ventas, Inc.	1,719
16	Welltower, Inc.	1,201

		2,920

	REITs - Hotels – 0.1%
101	Host Hotels & Resorts, Inc.(a)	1,834
307	Park Hotels & Resorts, Inc.(a)	6,849

		8,683

	REITs - Mortgage – 0.1%
163	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,541

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Office Property – 0.3%
7	Boston Properties, Inc.	$765
157	Corporate Office Properties Trust	4,402
178	Douglas Emmett, Inc.	5,970
237	Easterly Government Properties, Inc.	5,079
79	Kilroy Realty Corp.	5,415

		21,631

	REITs - Shopping Centers – 0.1%
423	Brixmor Property Group, Inc.	9,450

	REITs - Storage – 0.0%
23	Iron Mountain, Inc.	923

	REITs - Warehouse/Industrials – 0.1%
71	ProLogis, Inc.	8,274

	Road & Rail – 0.3%
25	CSX Corp.	2,519
35	Norfolk Southern Corp.	9,773
44	Ryder System, Inc.	3,513
23	Union Pacific Corp.	5,108

		20,913

	Semiconductors & Semiconductor Equipment – 2.7%
41	Advanced Micro Devices, Inc.(a)	3,346
21	Analog Devices, Inc.	3,216
33	Applied Materials, Inc.	4,379
60	Cirrus Logic, Inc.(a)	4,465
110	Cree, Inc.(a)	10,936
38	Enphase Energy, Inc.(a)	5,292
140	First Solar, Inc.(a)	10,714
80	Ichor Holdings Ltd.(a)	4,462
160	Intel Corp.	9,205
6	Lam Research Corp.	3,723
33	Micron Technology, Inc.(a)	2,840
108	NVIDIA Corp.	64,841
5	NXP Semiconductors NV	963
179	QUALCOMM, Inc.	24,845
46	Silicon Laboratories, Inc.(a)	6,484
65	Texas Instruments, Inc.	11,733
25	Universal Display Corp.	5,592
7	Xilinx, Inc.	896

		177,932

	Software – 4.0%
31	Adobe, Inc.(a)	15,759
31	ANSYS, Inc.(a)	11,335
145	Autodesk, Inc.(a)	42,327
33	Blackbaud, Inc.(a)	2,347
46	Bottomline Technologies, Inc.(a)	2,234
12	Citrix Systems, Inc.	1,486
16	Fair Isaac Corp.(a)	8,343

Shares	Description	Value (†)
Common Stocks – continued
	Software – continued
189	Microsoft Corp.	$47,662
34	NortonLifeLock, Inc.	735
578	Oracle Corp.	43,807
30	Paylocity Holding Corp.(a)	5,797
43	PTC, Inc.(a)	5,630
29	Qualys, Inc.(a)	2,939
140	salesforce.com, Inc.(a)	32,245
50	SPS Commerce, Inc.(a)	5,122
138	Workday, Inc., Class A(a)	34,086

		261,854

	Specialty Retail – 1.1%
100	American Eagle Outfitters, Inc.	3,457
40	Asbury Automotive Group, Inc.(a)	7,944
3	AutoZone, Inc.(a)	4,392
28	Best Buy Co., Inc.	3,256
18	Five Below, Inc.(a)	3,623
13	GameStop Corp., Class A(a)	2,257
60	Gap, Inc. (The)	1,986
68	Home Depot, Inc. (The)	22,009
25	Lithia Motors, Inc., Class A	9,609
15	Lowe’s Cos., Inc.	2,944
30	Monro, Inc.	2,118
13	TJX Cos., Inc. (The)	923
8	Ulta Beauty, Inc.(a)	2,635
40	Williams-Sonoma, Inc.	6,830

		73,983

	Technology Hardware, Storage & Peripherals – 0.7%
1,049	Hewlett Packard Enterprise Co.	16,805
648	HP, Inc.	22,103
101	NCR Corp.(a)	4,621
17	Seagate Technology PLC	1,578

		45,107

	Textiles, Apparel & Luxury Goods – 0.6%
24	Deckers Outdoor Corp.(a)	8,117
816	Under Armour, Inc., Class A(a)	19,837
67	VF Corp.	5,873
88	Wolverine World Wide, Inc.	3,671

		37,498

	Thrifts & Mortgage Finance – 0.1%
130	Mr. Cooper Group, Inc.(a)	4,482
328	New York Community Bancorp, Inc.	3,923

		8,405

	Trading Companies & Distributors – 0.0%
28	GATX Corp.	2,736

Shares	Description	Value (†)
Common Stocks – continued
	Water Utilities – 0.3%
40	American Water Works Co., Inc.	$6,239
245	Essential Utilities, Inc.	11,547

		17,786

	Wireless Telecommunication Services – 0.2%
62	Shenandoah Telecommunications Co.	2,930
69	T-Mobile US, Inc.(a)	9,117

		12,047

	Total Common Stocks (Identified Cost $3,026,985)	3,830,433

Principal Amount
Bonds and Notes – 3.6%
	Automotive – 0.1%
$2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,237

	Banking – 0.6%
2,000	American Express Co., 3.700%, 8/03/2023	2,144
1,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	1,020
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,011
2,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	2,176
2,000	Citigroup, Inc., 4.600%, 3/09/2026	2,286
1,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	1,028
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,193
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,135
3,000	KeyCorp, MTN, 2.550%, 10/01/2029	3,078
2,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	2,306
4,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	4,257
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,118
2,000	State Street Corp., 2.400%, 1/24/2030	2,049
3,000	Truist Bank, 3.200%, 4/01/2024	3,222
2,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	2,147
2,000	Westpac Banking Corp., 2.350%, 2/19/2025	2,104

		36,274

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Brokerage – 0.1%
$2,000	BlackRock, Inc., 2.400%, 4/30/2030	$2,061
2,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	1,878

		3,939

	Cable Satellite – 0.0%
2,000	Comcast Corp., 3.000%, 2/01/2024	2,137

	Construction Machinery – 0.1%
3,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	3,021
2,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	2,032

		5,053

	Consumer Cyclical Services – 0.0%
2,000	eBay, Inc., 3.800%, 3/09/2022	2,052

	Electric – 0.2%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,164
2,000	Entergy Corp., 0.900%, 9/15/2025	1,965
2,000	Exelon Corp., 4.050%, 4/15/2030	2,247
2,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	1,978
1,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	1,075
1,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,067
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,168

		12,664

	Finance Companies – 0.0%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	2,090

	Financial Other – 0.0%
2,000	ORIX Corp., 2.900%, 7/18/2022	2,058

	Food & Beverage – 0.1%
3,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	3,013
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,216
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,065

		7,294

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Government Owned - No Guarantee – 0.1%
$3,000	Federal National Mortgage Association, 6.625%, 11/15/2030	$4,287

	Health Insurance – 0.1%
2,000	Anthem, Inc., 4.101%, 3/01/2028	2,257
2,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	2,717

		4,974

	Healthcare – 0.1%
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,275
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,091
2,000	McKesson Corp., 3.950%, 2/16/2028	2,256

		6,622

	Independent Energy – 0.0%
2,000	EQT Corp., 3.000%, 10/01/2022	2,036

	Integrated Energy – 0.1%
2,000	BP Capital Markets PLC, 3.814%, 2/10/2024	2,179
2,000	Exxon Mobil Corp., 2.992%, 3/19/2025	2,153
2,000	Shell International Finance BV, 6.375%, 12/15/2038	2,889

		7,221

	Media Entertainment – 0.1%
2,000	ViacomCBS, Inc., 4.750%, 5/15/2025	2,266

	Midstream – 0.0%
2,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,162

	Mortgage Related – 0.4%
297	FHLMC, 3.000%, 6/01/2049	311
959	FNMA, 2.000%, 9/01/2050	969
8,788	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	9,126
10,085	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	10,607
3,566	FNMA, 3.500%, with various maturities in 2049(b)	3,792
1,021	FNMA, 4.000%, 3/01/2050	1,097

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$1,101	FNMA, 4.500%, with various maturities in 2049(b)	$1,200

		27,102

	Natural Gas – 0.1%
4,000	NiSource, Inc., 0.950%, 8/15/2025	3,953

	Pharmaceuticals – 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,186
2,000	Amgen, Inc., 2.650%, 5/11/2022	2,044
2,000	Johnson & Johnson, 1.300%, 9/01/2030	1,893

		6,123

	Property & Casualty Insurance – 0.0%
2,000	American International Group, Inc., 3.400%, 6/30/2030	2,137

	Railroads – 0.0%
2,000	CSX Corp., 2.600%, 11/01/2026	2,123

	REITs - Office Property – 0.0%
2,000	Boston Properties LP, 2.750%, 10/01/2026	2,126

	Restaurants – 0.0%
2,000	Starbucks Corp., 2.250%, 3/12/2030	1,983

	Technology – 0.2%
1,000	Apple, Inc., 2.500%, 2/09/2025	1,065
2,000	Broadcom, Inc., 4.110%, 9/15/2028	2,209
2,000	HP, Inc., 3.000%, 6/17/2027	2,139
3,000	International Business Machines Corp., 4.000%, 6/20/2042	3,418
2,000	Oracle Corp., 2.950%, 5/15/2025	2,136
2,000	QUALCOMM, Inc., 1.650%, 5/20/2032	1,867
2,000	VMware, Inc., 2.950%, 8/21/2022	2,060

		14,894

	Treasuries – 1.0%
2,000	U.S. Treasury Bond, 2.500%, 5/15/2046	2,084

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$4,000	U.S. Treasury Bond, 2.875%, 11/15/2046	$4,464
6,000	U.S. Treasury Bond, 3.000%, 5/15/2045	6,831
3,000	U.S. Treasury Bond, 3.000%, 2/15/2048	3,436
7,000	U.S. Treasury Bond, 3.000%, 2/15/2049	8,044
2,000	U.S. Treasury Bond, 4.250%, 11/15/2040	2,691
2,000	U.S. Treasury Bond, 4.375%, 5/15/2041	2,742
1,000	U.S. Treasury Bond, 4.500%, 2/15/2036	1,339
9,000	U.S. Treasury Note, 0.375%, 11/30/2025	8,845
8,000	U.S. Treasury Note, 1.125%, 9/30/2021	8,036
6,000	U.S. Treasury Note, 1.250%, 3/31/2028	5,982
10,000	U.S. Treasury Note, 2.125%, 12/31/2022	10,331

		64,825

	Wireless – 0.1%
2,000	Vodafone Group PLC, 6.150%, 2/27/2037	2,694

	Wirelines – 0.0%
2,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.298%, 5/15/2025(c)	2,049

	Total Bonds and Notes (Identified Cost $236,761)	235,375

Shares
Exchange-Traded Funds – 9.0%
7,507	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $508,306)	586,222

Affiliated Mutual Funds – 24.8%
550	Loomis Sayles Inflation Protected Securities Fund, Class N	6,549
9,304	Mirova Global Green Bond Fund, Class N	97,781
42,686	Mirova International Sustainable Equity Fund, Class N	612,540
16,102	WCM Focused Emerging Markets Fund, Institutional Class	323,001
22,195	WCM Focused International Growth Fund, Institutional Class	581,076

	Total Affiliated Mutual Funds (Identified Cost $1,449,649)	1,620,947

Principal Amount	Description	Value (†)
Short-Term Investments – 4.9%
$322,651	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2021 at 0.000% to be repurchased at $322,651 on 5/03/2021 collateralized by $329,800 U.S. Treasury Note, 0.125% due 4/30/2023 valued at $329,517 including accrued interest(d) (Identified Cost $322,651)	$322,651

	Total Investments – 100.8% (Identified Cost $5,544,352)	6,595,628
	Other assets less liabilities – (0.8)%	(50,306)

	Net Assets – 100.0%	$6,545,322

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(c)	Variable rate security. Rate as of April 30, 2021 is disclosed.

(d)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2021, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$6,547	$1	$—	$3	$6,549	$24
Mirova Global Green Bond Fund, Class N	78,218	23,760	2,356	74	(1,915)	97,781	466
Mirova International Sustainable Equity Fund, Class N	478,716	133,015	27,464	5,311	22,962	612,540	6,171
WCM Focused Emerging Markets Fund, Institutional Class	251,906	91,009	21,588	4,047	(2,373)	323,001	—
WCM Focused International Growth Fund, Institutional Class	456,143	124,628	33,886	5,800	28,391	581,076	—

	$1,264,983	$378,959	$85,295	$15,232	$47,068	$1,620,947	$6,661

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$3,830,433	$—	$—	$3,830,433
Bonds and Notes*	—	235,375	—	235,375
Exchange-Traded Funds	586,222	—	—	586,222
Affiliated Mutual Funds	1,620,947	—	—	1,620,947
Short-Term Investments	—	322,651	—	322,651

Total	$6,037,602	$558,026	$—	$6,595,628

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2021 (Unaudited)

Equity	90.7%
Fixed Income	5.2
Short-Term Investments	4.9

Total Investments	100.8
Other assets less liabilities	(0.8)

Net Assets	100.0%